Other assets	12 Months Ended
Dec. 31, 2020
Other assets
Other assets

18.Other assets

Following is a summary of other assets:

	December 31,	December 31,
	2020	2019
Accounts receivable	938	3,549
Prepaid expenses	2,541	1,070
Prepaid fees and commissions	486	1,110
Interest receivable - deposits	8	26
IT projects under development	218	521
Severance fund	1,927	1,863
Other	698	718
	6,816	8,857